Fair Value Measurements - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning	$ (920)	$ (224)	$ 1,468
Gains (Losses) in Earnings	1,335	463	(304)
Gains (Losses) in OCI (2)	(7)	0	0
Purchases	273	823	824
Sales	(863)	(1,738)	(1,467)
Issuances	0	0	0
Settlements	(261)	(432)	(1,362)
Gross Transfers into Level 3	(40)	28	(10)
Gross Transfers out of Level 3	42	160	627
Balance, ending	(441)	(920)	(224)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross Derivative Assets	688,600	980,700
Gross Derivative Liabilities	681,100	977,700
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0
Gains (Losses) in Earnings	(11)
Gains (Losses) in OCI (2)	0
Purchases	0
Sales	0
Issuances	(131)
Settlements	217
Gross Transfers into Level 3	(411)
Gross Transfers out of Level 3	1
Balance, ending	(335)	0
Corporate securities, trading loans and other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	(36)	(35)	(64)
Gains (Losses) in Earnings	19	1	10
Gains (Losses) in OCI (2)	0	0	0
Purchases	30	10	43
Sales	(34)	(13)	(54)
Issuances	0	0	(5)
Settlements	0	0	0
Gross Transfers into Level 3	0	(9)	(9)
Gross Transfers out of Level 3	0	10	44
Balance, ending	(21)	(36)	(35)
Short-term borrowings
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0
Gains (Losses) in Earnings	17
Gains (Losses) in OCI (2)	0
Purchases	0
Sales	0
Issuances	(52)
Settlements	10
Gross Transfers into Level 3	(24)
Gross Transfers out of Level 3	19
Balance, ending	(30)	0
Accrued expenses and other liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	(10)	(10)	(15)
Gains (Losses) in Earnings	1	2	30
Gains (Losses) in OCI (2)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	(3)	(751)
Settlements	0	0	724
Gross Transfers into Level 3	0	0	(1)
Gross Transfers out of Level 3	0	1	3
Balance, ending	(9)	(10)	(10)
Long-term debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	(2,362)	(1,990)	(2,301)
Gains (Losses) in Earnings	287	49	13
Gains (Losses) in OCI (2)	19	0	0
Purchases	616	169	358
Sales	0	0	(4)
Issuances	(188)	(615)	(172)
Settlements	273	540	258
Gross Transfers into Level 3	(1,592)	(1,581)	(1,331)
Gross Transfers out of Level 3	1,434	1,066	1,189
Balance, ending	(1,513)	(2,362)	(1,990)
Level 3 | Recurring
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning	(920)
Balance, ending	(441)	(920)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross Derivative Assets	5,134	6,851	7,300
Gross Derivative Liabilities	5,575	7,771	7,500
U.S. government and agency securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0	0
Gains (Losses) in Earnings		0
Gains (Losses) in OCI		0
Purchases		87
Sales		(87)
Settlements		0
Gross Transfers into Level 3		0
Gross Transfers out of Level 3		0
Balance, ending		0	0
Corporate securities, trading loans and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	3,270	3,559	3,726
Gains (Losses) in Earnings	(31)	180	242
Gains (Losses) in OCI	(11)	0	0
Purchases	1,540	1,675	3,848
Sales	(1,616)	(857)	(3,110)
Issuances	0		59
Settlements	(1,122)	(938)	(651)
Gross Transfers into Level 3	1,570	1,275	890
Gross Transfers out of Level 3	(762)	(1,624)	(1,445)
Balance, ending	2,838	3,270	3,559
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	352	386	545
Gains (Losses) in Earnings	9	0	74
Gains (Losses) in OCI	0	0	0
Purchases	49	104	96
Sales	(11)	(86)	(175)
Issuances	0	0	0
Settlements	(11)	(16)	(100)
Gross Transfers into Level 3	41	146	70
Gross Transfers out of Level 3	(22)	(182)	(124)
Balance, ending	407	352	386
Non-U.S. sovereign debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	574	468	353
Gains (Losses) in Earnings	114	30	50
Gains (Losses) in OCI	(179)	0	0
Purchases	185	120	122
Sales	(1)	(34)	(18)
Issuances	0	0	0
Settlements	(145)	(19)	(36)
Gross Transfers into Level 3	0	11	2
Gross Transfers out of Level 3	(27)	(2)	(5)
Balance, ending	521	574	468
Mortgage trading loans and ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	2,063	4,631	4,935
Gains (Losses) in Earnings	154	199	53
Gains (Losses) in OCI	1	0	0
Purchases	1,250	1,643	2,514
Sales	(1,117)	(1,259)	(1,993)
Issuances	0	0	0
Settlements	(493)	(585)	(868)
Gross Transfers into Level 3	50	39	20
Gross Transfers out of Level 3	(40)	(2,605)	(30)
Balance, ending	1,868	2,063	4,631
Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	6,259	9,044	9,559
Gains (Losses) in Earnings	246	409	419
Gains (Losses) in OCI	(189)	0	0
Purchases	3,024	3,629	6,580
Sales	(2,745)	(2,323)	(5,296)
Issuances	0		59
Settlements	(1,771)	(1,558)	(1,655)
Gross Transfers into Level 3	1,661	1,471	982
Gross Transfers out of Level 3	(851)	(4,413)	(1,604)
Balance, ending	5,634	6,259	9,044
Non-agency residential MBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	279	0
Gains (Losses) in Earnings	(12)	(2)
Gains (Losses) in OCI	0	0
Purchases	134	11
Sales	0	0
Issuances	0	0
Settlements	(425)	0
Gross Transfers into Level 3	167	270
Gross Transfers out of Level 3	(37)	0
Balance, ending	106	279	0
Commercial Mortgage
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning		0	10
Gains (Losses) in Earnings			0
Gains (Losses) in OCI			0
Purchases			0
Sales			0
Issuances			0
Settlements			(10)
Gross Transfers into Level 3			0
Gross Transfers out of Level 3			0
Balance, ending			0
Non-U.S. securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	10	107	0
Gains (Losses) in Earnings	0	(7)	5
Gains (Losses) in OCI	0	(11)	2
Purchases		241	1
Sales	0	0	(1)
Issuances	0	0	0
Settlements	(10)	(147)	0
Gross Transfers into Level 3	0	0	100
Gross Transfers out of Level 3	0	(173)	0
Balance, ending	0	10	107
Corporate/Agency bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0	0	92
Gains (Losses) in Earnings		0	0
Gains (Losses) in OCI		0	4
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		0	0
Gross Transfers into Level 3		93	0
Gross Transfers out of Level 3		(93)	(96)
Balance, ending		0	0
Other taxable securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	1,667	3,847	3,928
Gains (Losses) in Earnings	0	9	9
Gains (Losses) in OCI	0	(8)	15
Purchases	189	154	1,055
Sales	0	0	0
Issuances	0	0	0
Settlements	(160)	(1,381)	(1,155)
Gross Transfers into Level 3	0	0	0
Gross Transfers out of Level 3	(939)	(954)	(5)
Balance, ending	757	1,667	3,847
Tax-exempt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	599	806	1,061
Gains (Losses) in Earnings	0	8	3
Gains (Losses) in OCI	0	0	19
Purchases	0	0	0
Sales	0	(16)	0
Issuances	0	0	0
Settlements	(30)	(235)	(109)
Gross Transfers into Level 3	0	36	0
Gross Transfers out of Level 3	0	0	(168)
Balance, ending	569	599	806
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	2,555	4,760	5,091
Gains (Losses) in Earnings	(12)	8	17
Gains (Losses) in OCI	0	(19)	40
Purchases	323	406	1,056
Sales	0	(16)	(1)
Issuances	0	0	0
Settlements	(625)	(1,763)	(1,274)
Gross Transfers into Level 3	167	399	100
Gross Transfers out of Level 3	(976)	(1,220)	(269)
Balance, ending	1,432	2,555	4,760
Other debt securities carried at fair value – Non-agency residential MBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0
Gains (Losses) in Earnings	(3)
Gains (Losses) in OCI	0
Purchases	33
Issuances	0
Settlements	0
Gross Transfers into Level 3	0
Gross Transfers out of Level 3	0
Balance, ending	30	0
Loans and leases
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	1,983	3,057	2,287
Gains (Losses) in Earnings	(23)	69	98
Gains (Losses) in OCI	0	0	0
Purchases	0	0	310
Sales	(4)	(3)	(128)
Issuances	57	699	1,252
Settlements	(237)	(1,591)	(757)
Gross Transfers into Level 3	144	25	19
Gross Transfers out of Level 3	(300)	(273)	(24)
Balance, ending	1,620	1,983	3,057
Mortgage servicing rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	3,530	5,042	5,716
Gains (Losses) in Earnings	187	(1,231)	1,941
Gains (Losses) in OCI	0	0	0
Purchases	0	0	0
Sales	(393)	(61)	(2,044)
Issuances	637	707	472
Settlements	(874)	(927)	(1,043)
Gross Transfers into Level 3	0	0	0
Gross Transfers out of Level 3	0	0	0
Balance, ending	3,087	3,530	5,042
Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	173	929	2,733
Gains (Losses) in Earnings	(51)	45	62
Gains (Losses) in OCI	(8)	0	0
Purchases	771	59	8
Sales	(203)	(725)	(402)
Issuances	61	23	4
Settlements	(61)	(216)	(1,507)
Gross Transfers into Level 3	203	83	34
Gross Transfers out of Level 3	(98)	(25)	(3)
Balance, ending	787	173	929
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	911	1,669	3,129
Gains (Losses) in Earnings	(55)	(98)	(288)
Gains (Losses) in OCI	0	0	0
Purchases	11	0	46
Sales	(130)	(430)	(383)
Issuances	0	0	0
Settlements	(51)	(245)	(1,019)
Gross Transfers into Level 3	10	39	239
Gross Transfers out of Level 3	(322)	(24)	(55)
Balance, ending	$ 374	$ 911	$ 1,669